Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	TEMPLETON FUNDS
Central Index Key	0000225930
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jan. 01, 2017
Templeton Foreign Fund-15 | Templeton Foreign Fund | Class A
Risk/Return:
Trading Symbol	TEMFX
Templeton Foreign Fund-15 | Templeton Foreign Fund | Class C
Risk/Return:
Trading Symbol	TEFTX
Templeton Foreign Fund-15 | Templeton Foreign Fund | Advisor Class
Risk/Return:
Trading Symbol	TFFAX
Templeton Foreign Fund-15 | Templeton Foreign Fund | Class R
Risk/Return:
Trading Symbol	TEFRX
Templeton Foreign Fund-15 | Templeton Foreign Fund | Class R6
Risk/Return:
Trading Symbol	FTFGX
Templeton World Fund-16 | Templeton World Fund | Class A
Risk/Return:
Trading Symbol	TEMWX
Templeton World Fund-16 | Templeton World Fund | Class C
Risk/Return:
Trading Symbol	TEWTX
Templeton World Fund-16 | Templeton World Fund | Advisor Class
Risk/Return:
Trading Symbol	TWDAX
Templeton World Fund-16 | Templeton World Fund | Class R6
Risk/Return:
Trading Symbol	FTWRX